Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015 Segments	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 12, 2014	Jun. 11, 2014	Mar. 31, 2014
Significant Accounting Policies [Line Items]
Sales and marketing expenses		$ 1,940,000		$ 5,676,000
Transfer of between level 1 and level 2 assets	0	0	0	0			0
Transfer of between level 1 and level 2 liabilities	0	0	0	0			0
Fair value of the Company's long-term debt			8,748,000
Allowance for doubtful accounts			0	3,000
Company's standard product warranty period			1 year
Warranty description			Return and replacement can only occur if a material breach of the warranty remains uncured for 30 days
Impairment charges of long-lived assets			0
Warranty period of systems sold	1 year		1 year
Due from related party	125,000		0	125,000
Estimated useful lives	36 months		36 months
Credit provided to eligible customers	1,000		1,000
Medical device excise tax	7,000	16,000	40,000	29,000
Estimated forfeitures rates			6.00%	4.90%
Revenue from related party			315,000	630,000
Number of segments	1
Fair value assumptions, dividend yield			0.00%	0.00%
Fair value assumptions, expected volatility rate			50.00%	80.00%
Fair value assumptions, expected term			6 years 3 months
Income tax benefit	0	0
Deferred offering costs	41,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Fair value assumptions, risk free interest rate			1.89%	0.72%
Fair value assumptions, expected term				5 years 9 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Fair value assumptions, risk free interest rate			2.01%	1.43%
Fair value assumptions, expected term				6 years 3 months
Field Equipment [Member]
Significant Accounting Policies [Line Items]
Number of field equipments placed			5
Customer Evaluation [Member]
Significant Accounting Policies [Line Items]
Number of field equipments placed			1
Not For Profit [Member]
Significant Accounting Policies [Line Items]
Related party transaction expense	104,000		18,000
Domestic Customers [Member]
Significant Accounting Policies [Line Items]
Revenues from domestic customers			2,200,000	896,000
International Customers [Member]
Significant Accounting Policies [Line Items]
Revenues from domestic customers			1,000,000	0
Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Number of customers			1
Revenues [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Number of customers	3	3
Concentration percentage	73.00%	78.00%	11.00%	71.00%
Revenues [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Concentration percentage				10.00%
Revenues [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Concentration percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Number of customers	2		2
Concentration percentage	38.00%		52.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Concentration percentage			10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Adjustments [Member]
Significant Accounting Policies [Line Items]
Concentration percentage			0.00%	78.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Significant Accounting Policies [Line Items]
Concentration percentage			27.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Other Customer [Member]
Significant Accounting Policies [Line Items]
Concentration percentage			25.00%
Fair Value, Measurements, Recurring [Member]
Significant Accounting Policies [Line Items]
Assets fair value on recurring basis	0		0	0
Liabilities fair value on recurring basis	$ 0		$ 0	$ 0
Common Stock $0.0001 Par Value [Member]
Significant Accounting Policies [Line Items]
Number of shares callable by warrants outstanding	5,029,865
Average exercise price of warrant	$ 1.07
Warrant [Member]
Significant Accounting Policies [Line Items]
Fair value assumptions, risk free interest rate			2.17%	1.18%	1.025%	2.50%
Fair value assumptions, dividend yield			0.00%	0.00%	0.00%	0.00%
Fair value assumptions, expected volatility rate			50.00%	80.00%	50.00%	50.00%
Fair value assumptions, expected term			9 years 5 months 9 days	3 years 9 months 29 days	3 years 6 months	10 years
Redeemable Convertible Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Number of shares callable by warrants outstanding	201,178
Average exercise price of warrant	$ 26.63
Series A- and D- Redeemable Convertible Preferred Stock [Member] | Warrant [Member]
Significant Accounting Policies [Line Items]
Fair value assumptions, risk free interest rate							1.14%
Fair value assumptions, dividend yield							80.00%
Fair value assumptions, expected volatility rate							0.00%
Fair value assumptions, expected term							3 years 6 months 29 days